Subsequent Events (Details) - CIK0001812667 CC Neuberger Principal Holdings II - USD ($)	Jan. 07, 2022	Dec. 31, 2021	Aug. 04, 2020
Subsequent Event [Line Items]
Loan amount from Sponsor outstanding			$ 267,000
Price of warrants (in dollars per share)		$ 1.00	$ 1.00
Subsequent | Working Capital Loans
Subsequent Event [Line Items]
Loan amount from Sponsor outstanding	$ 800,000
Subsequent | Sponsor Note
Subsequent Event [Line Items]
Price of warrants (in dollars per share)	$ 1.00